Parent entity information	12 Months Ended
Jun. 30, 2023
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Parent entity information
Note 29. Parent entity information
Set out below is the supplementary information about the parent entity.

	Parent
	2023 A$’000	2022 restated A$’000

Statement of profit or loss and other comprehensive income
Loss after income tax	(20,863)	(24,241)

Total comprehensive income	(20,863)	(24,241)

	2023 A$’000	2022 restated A$’000

Statement of financial position
Total current assets	4,645	7,736
Total assets	21,915	26,875
Total current liabilities	7,003	2,931
Total liabilities	15,472	13,701
Equity
Contributed equity	97,452	84,480
Reserves	4,423	3,264
Accumulated losses	(95,432)	(74,570)

Total equity	6,443	13,174

Reserves comprise Share Based Payments Reserve.
Contingent liabilities
The parent entity contingent liabilities as at 30 June 2023 and 30 June 2022 are as set out in note 19.
Capital commitments - Property, plant and equipment
The parent entity had no capital commitments for property, plant and equipment at as 30 June 2023 and 30 June 2022.
Significant accounting policies
The accounting policies of the parent entity are consistent with those of the consolidated entity, as disclosed in note 2, except for the following:

•	Investments in subsidiaries are accounted for at cost, less any impairment, in the parent entity.

•	Dividends received from subsidiaries are recognized as other income by the parent entity and its receipt may be an indicator of an impairment of the investment.